Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property and equipment, net
Schedule of Property and equipment, net

	December 31,	December 31,
	2022	2023
	US$	US$
Corporate aircraft	36,948,606	36,332,509
Vehicles	4,235,388	4,164,765
Furniture and fixtures	8,958,370	8,690,083
Office buildings	17,708,077	17,412,804
Total	67,850,441	66,600,161
Accumulated depreciation	(39,019,330)	(41,056,802)
Property and equipment, net	28,831,111	25,543,359